Related Party Transactions	12 Months Ended
Dec. 31, 2014
Related Party Transactions
Related Party Transactions

9. Related Party Transactions

The following sets forth significant related parties and their relationships with the Company:

Company Name	Relationship with the Company
SINA	Parent and affiliates under common control.

Alibaba	Strategic partner and significant shareholder of the Company (Post April 29, 2013).

Weibo Interactive	Investee accounted for under the equity method until May 2013 and wholly owned under common control thereafter.

The following sets forth significant related party transactions with the Company:

	Year Ended December 31,
	2012	2013	2014
	(In thousands)
Transactions with SINA
Deemed contribution from SINA(1)	$—	$13,092	$61,176
Legal transfer of Weibo Interactive and recognition of due to SINA(2)	$—	$10,080	$—
Costs and expenses allocated from SINA(3)	$43,960	$44,305	$42,360
Interest expense on amount due to SINA	$4,923	$6,709	$2,838
Repayment of amount due to SINA(4)	$—	$159,816	$276,614

(1)

The $13.1 million in deemed contribution from SINA for the year ended December 31, 2013 included $4.6 million related to the step-up acquisition of Weibo Interactive in May 2013 and $8.5 million in interest expensed waived (Note 1). The $61.2 million in deemed contribution from SINA for the year ended December 31, 2014 represents the discount borne by SINA upon the settlement of investor options (Note 3).

(2)	In connection with the Reorganization, SINA transferred 100% equity interest in Weibo Interactive to the Group in December 2013 for a consideration of $10.1 million (Note 1).

(3)

Costs and expenses allocated from SINA represent the charge for certain services provided by SINA’s affiliates and charged to the Company using actual cost allocation based on proportional utilization (Note 1). In addition to the allocated costs and expenses, SINA also billed $15.1 million for other costs and expenses associated with Weibo business.

(4)	For the year ended December 31, 2014, the Company repaid approximately $276.6 million for the loan and relevant interests to SINA (Note 3).

	Year Ended December 31,
	2012	2013	2014
	(In thousands)
Transactions with Alibaba
Advertising and marketing services provided to Alibaba	$—	$49,135	$107,587
Deemed contribution from Alibaba(5)	$—	$—	$15,300

(5)	The $15.3 million for the year ended December 31, 2014, represents the discount borne by Alibaba upon the settlement of investor options (Note 3).

On April 29, 2013, affiliated entities of SINA, including the Group’s subsidiary, formed a strategic alliance with affiliated entities of Alibaba to jointly explore social commerce and develop marketing solutions to enable merchants on Alibaba e-commerce platforms to better connect and build relationships with Weibo’s users. The strategic alliance was entered into on a separate agreement from those relating to the investment in Weibo by Alibaba. For the year ended December 31, 2013 and 2014, the Group recorded advertising and marketing services revenue from Alibaba amounting to $49.1 million and $107.6 million, respectively.

The following sets forth the outstanding balance due to or from related parties:

	As of December 31,
	2013	2014
	(In thousands)
Amount due to SINA	$267,722	$1,717
Accounts receivable due from SINA(6)	$1,830	$3,151
Accounts receivable due from Alibaba	$21,299	$64,725
Accrued liabilities due to SINA(6)	$3,507	$—

(6)

The Group settles customer and supplier balances with SINA when the third-parties settle such amount with SINA. Any uncollectible losses arising from the accounts receivable due from SINA are passed on to the Group.

For the year ended December 31, 2012 and 2013, the Group received game platform maintenance service from Weibo Interactive amounting to $3.5 million and nil, respectively. The Group took control of Weibo Interactive in June, 2013. For the year ended December 31, 2012, 2013 and 2014, advertising and marketing revenues generated from other related parties were nil, $2.3 million and $27.6 million, and other revenues from other related parties were nil, nil and $1.5 million, respectively. For the year ended December 31, 2012, 2013 and 2014, the Group received promotional services from other related parties approximately amounting to nil, $0.9 million and $11.2 million, respectively. For transactions with other related parties, no single transaction was material for the combined and consolidated financial statements. As of December 31, 2013 and 2014, the amount due from other related parties was nil and $15.4 million, respectively. As of December 31, 2013 and 2014, the amount due to other related parties was nil and $5.8 million, respectively. No single outstanding balance was material for the combined and consolidated financial statements.